Financial and capital risk management (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	$ 53	$ 271
Liabilities	197	36
Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	68	815
Liabilities	625	131
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	52	763
Liabilities	601	99
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets	16	52
Liabilities	23	30
Not Designated As Hedging Instruments [Member] | Embedded Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Liabilities	$ 1	$ 2